PENSION AND OTHER POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2020
Pension and Other Postretirement Benefits Cost (Reversal of Cost) [Abstract]
Schedule of Reconciliation of Related Benefit Obligation and Plan Assets
The following table sets forth a reconciliation of the related benefit obligation and plan assets related to the benefits provided by the Company (in millions):

	Pension Benefits		Other Benefits
	2020	2019	2020	2019
Change in projected benefit obligation:
Projected benefit obligation at beginning of the period	$203.7	$243.6	$3.9	$3.6
Expected administrative expenses	0.8	1.7	—	—
Interest cost	5.5	9.0	0.1	0.1
Participant contributions	—	—	—	0.1
Actuarial loss	20.2	40.5	0.3	0.3
Benefits paid	(4.5)	(6.6)	(0.1)	(0.2)
Benefits paid related to settlement	(18.4)	(79.6)	—	—
Gain related to settlement	(0.4)	(2.9)	—	—
Administrative expenses paid	(0.5)	(2.0)	—	—
Projected benefit obligation at end of the period	206.4	203.7	4.2	3.9
Accumulated benefit obligation at end of the period	206.4	203.7	—	—
Change in fair value of plan assets:
Fair value of plan assets at beginning of the period	181.7	233.9	—	—
Actual return on plan assets	23.9	38.0	—	—
Employer contributions	—	—	0.1	0.1
Transfer to U.S. retirement savings plan	—	(2.0)	—	—
Participant contributions	—	—	—	0.1
Actual expenses paid	(0.5)	(2.0)	—	—
Benefits paid	(4.5)	(6.6)	(0.1)	(0.2)
Benefits paid related to settlement	(18.4)	(79.6)	—	—
Fair value of plan assets at the end of period	182.2	181.7	—	—
Funded status (underfunded)	$(24.2)	$(22.0)	$(4.2)	$(3.9)

Schedule of Assumptions Used in Computing the Benefit Obligation
Assumptions used in computing the benefit obligation as of December 31, 2020 and 2019 were as follows:

	Pension Benefits		Other Benefits
	2020	2019	2020	2019
Discount rate	2.68%	3.34%	0.40% - 2.35%	2.02% -3.15%
Rate of compensation increase	N/A	N/A	N/A	N/A

Schedule of Fair Value of Pension Plan investments
The following table presents the fair value of the Company's pension plan investments as of December 31, 2020 and 2019 (in millions):

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Short-term investments	$7.5	$—	$—	$7.5
U.S. government securities	—	14.0	—	14.0
Corporate bonds	—	63.8	—	63.8
Total investments in the fair value hierarchy	7.5	77.8	—	85.3
Investments measured at net asset value	—	—	—	96.9
Total investments at fair value	$7.5	$77.8	$—	$182.2

	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Short-term investments	$4.6	$—	$—	$4.6
U.S. government securities	—	19.8	—	19.8
Corporate bonds	—	57.9	—	57.9
Total investments in the fair value hierarchy	4.6	77.7	—	82.3
Investments measured at net asset value	—	—	—	99.4
Total investments at fair value	$4.6	$77.7	$—	$181.7

Schedule of Consolidated Balance Sheet Presentation for Components Relating to Company's Pension and OPEB Plans
The following table sets forth the consolidated balance sheets presentation for components relating to the Company's pension and OPEB plans (in millions):

	Pension Benefits		Other Benefits
	2020	2019	2020	2019
Amounts recognized in the consolidated balance sheets consist of:
Other current liabilities	$—	$—	$(0.3)	$(0.3)
Pension Liability	(24.2)	(22.0)	—	—
Other noncurrent liabilities	—	—	(3.9)	(3.6)
Net amount recognized	$(24.2)	$(22.0)	$(4.2)	$(3.9)
Amounts recognized in accumulated other comprehensive income (loss) before taxes:
Net actuarial loss	$49.0	$49.2	$1.5	$1.1
Prior service (credit)	—	—	(1.4)	(1.5)
Net amount recognized	$49.0	$49.2	$0.1	$(0.4)

Schedule of Other Changes in Benefit Obligation Recognized in Other Comprehensive Income
The following table sets forth changes in the benefit obligation before income taxes recognized in other comprehensive income for the Company's pension and OPEB plans (in millions):

	Pension Benefits		Other Benefits
	2020	2019	2020	2019
Net actuarial loss	$6.0	$15.1	$0.3	$0.3
Amortization of:
Prior service credit	—	—	0.2	0.7
Actuarial (loss) gain	(1.4)	(0.8)	—	(0.1)
(Loss) gain recognized related to settlement	(4.8)	(21.0)	—	0.2
Total recognized in OCI	$(0.2)	$(6.7)	$0.5	$1.1

Schedule of Components of the Net Periodic Benefit Cost
The following table sets forth the components of the net periodic benefit cost (income) of the Company's pension and OPEB plans (in millions):

	Pension Benefits			Other Benefits
	2020	2019	2018	2020	2019	2018
Expected administrative expenses	$0.8	$1.7	$0.9	$—	$—	$—
Interest cost	5.5	9.0	10.2	0.1	0.1	0.1
Expected return on plan assets	(10.2)	(15.5)	(17.6)	—	—	—
Amortization of prior service credit	—	—	—	(0.2)	(0.7)	(0.7)
Recognized actuarial loss (gain)	1.4	0.8	1.0	—	0.1	(0.1)
Settlement-related expense (1)	4.8	21.0	5.7	—	(0.2)	—
Net periodic benefit cost (income)	$2.3	$17.0	$0.2	$(0.1)	$(0.7)	$(0.7)
(1)The Pension settlement charge for 2020 is related to cash payments for lump sum elections. The pension settlement charge for 2019 is comprised of two components. First, the Union Pension Plan terminated in 2019. As a result of the plan termination the plan settled all participant benefits, which triggered a settlement charge of $14.5 million in 2019. Second, the Nonunion Plan executed a lump sum window for both retirees and terminated vested participants. The lump sums paid to Nonunion participants caused a settlement charge of $6.6 million in 2019. The pension settlement charge for 2018 related to the purchase of annuities for certain plan retirees as well as cash payments for lump sum elections.
Schedule of Assumptions Used to Determine Net Periodic Benefit Cost
Assumptions used to determine net periodic benefit cost for the years ended December 31, 2020, 2019, and 2018 were as follows:

	Pension Benefits			Other Benefits
	2020	2019	2018	2020	2019	2018
Discount rate	3.34%	4.37% - 4.46%	3.70% - 3.77%	2.02% - 3.15%	3.30% - 4.32%	2.48% - 3.66%
Expected return on plan assets	6.40%	4.60% - 7.10%	7.10%	N/A	N/A	N/A
Rate of compensation increase	N/A	N/A	N/A	N/A	N/A	N/A

Schedule of Health Care Cost trend Rates
For purposes of measuring the benefit obligation associated with the Company's OPEB plans as of December 31, 2020, as well as the assumed rate for 2020, the following rates were assumed to affect the per capita costs of the following covered benefits:

	Benefit obligation		Net periodic benefit cost
	2020	2027 and thereafter	2020	2027 and thereafter
Healthcare	6.00%	4.50%	6.30%	4.50%
Prescription drug	7.90%	4.50%	8.40%	4.50%

Schedule of Weighted-average Asset Allocations by Asset Category
The Company's pension plans' weighted-average asset allocations by asset category as of December 31, 2020 and 2019, were as follows:

	Plan Assets at December 31,
	2020	2019
Asset Category:
Fixed income funds	45%	46%
Return seeking (growth assets) funds	55%	54%
Total	100%	100%

Estimated Future Benefit Payments Under the Pension and OPEB plans	Estimated future benefit payments under the pension and OPEB plans are as follows (in millions):

	Pension Benefits	Other Benefits
2021	$12.9	$0.3
2022	12.9	0.3
2023	12.7	0.3
2024	12.6	0.3
2025	12.6	0.3
2026 - 2030	56.2	1.3